Investments Accounted for Using the Equity Method - Summary of Combined Information of Investments Accounted for Using the Equity Method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net income
Associates	¥ 324,480	¥ 190,998	¥ 195,569
Joint ventures	235,866	160,031	114,678
Total	560,346	351,029	310,247
Other comprehensive income, net of tax
Associates	241,264	50,143	42,904
Joint ventures	66,187	38,501	(15,589)
Total	307,451	88,644	27,315
Comprehensive income
Associates	565,744	241,141	238,473
Joint ventures	302,053	198,532	99,089
Total	¥ 867,798	¥ 439,673	¥ 337,562